Income Tax - Schedule of Net Operating Loss Carryforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Taiwan [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Net operating loss carryforward amount	$ 30,617
Taiwan [Member] | Minimum [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2026
Taiwan [Member] | Maximum [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2035
China [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Net operating loss carryforward amount	$ 1,623
China [Member] | Minimum [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2026
China [Member] | Maximum [Member]
Schedule of Net Operating Loss Carryforward [Line Items]
Expiring year	2030